Income Taxes (Narrative) (Details) In Thousands	12 Months Ended
	Mar. 31, 2011 USD ($)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2009 JPY (¥)	Mar. 31, 2011 Carry Forwards Expiring Within Three Years [Member] USD ($)	Mar. 31, 2011 Carry Forwards Expiring Within Three Years [Member] JPY (¥)	Mar. 31, 2011 Carry Forwards Expiring Within Four To Seven Years [Member] USD ($)	Mar. 31, 2011 Carry Forwards Expiring Within Four To Seven Years [Member] JPY (¥)	Mar. 31, 2011 Carry Forwards Expiring Over Seven Years [Member] USD ($)	Mar. 31, 2011 Carry Forwards Expiring Over Seven Years [Member] JPY (¥)
Change in valuation allowance	$ 87,554	¥ 7,267,000	¥ 4,810,000	¥ 13,511,000
Operating loss carryforward	1,900,867	157,772,000			70,313	5,836,000	460,181	38,195,000	1,087,482	90,261,000
Operating loss carryforward, expiration (years)					3	3	4 to 7	4 to 7	7	7
Deferred Tax Liabilities, Undistributed Foreign Earnings	4,199,410	348,551,000
Unrecognized tax benefits	$ 109,807	¥ 9,114,000	¥ 10,624,000